Share Capital - Earnings Per Share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net earnings	CAD 786	CAD 922
Effect of dividends declared on preferred shares in the year	(34)	(36)
Net earnings – basic	752	886
Dilutive effect of accounting for stock options as cash-settled(1)	4	(3)
Net earnings – diluted	CAD 756	CAD 883
Weighted average common shares outstanding – basic and diluted	1,005.3	1,004.9
Earnings per share – basic ($/share)	CAD 0.75	CAD 0.88
Earnings per share – diluted ($/share)	CAD 0.75	CAD 0.88
Stock based compensation expense	CAD 45	CAD 33
Stock-based compensation expense, cash-settled	13	7
Stock-based compensation expense, equity settled	(9)	(10)
Stock Option Plan
Earnings per share [abstract]
Stock based compensation expense	CAD 13	CAD 7
Dilutive effect of share options (in options)	23.0	25.0